DISPOSAL OF BUSINESSES (Tables) - Shandong Engineering	12 Months Ended
Dec. 31, 2019
DISPOSAL OF BUSINESSES
Schedule of the details of the net assets disposed of

Date of disposal
Net assets disposed of:
Property, plant and equipment	109,103
Intangible assets	428
Deferred tax assets	3,106
Inventories	167,499
Trade receivables and notes receivable	1,067,636
Other current assets	23,136
Cash and cash equivalents	123,530
Other non-current liabilities	(4,637)
Other payables and accrued liabilities	(282,232)
Trade and notes payables	(727,622)
Interest-bearing loans and borrowings	(130,000)
Net assets	349,947

Non-controlling interests	3,961
Total net assets	345,986

Gain on disposal of Shandong Engineering	254,659
The fair value of the remaining equity interest in Shandong Engineering	240,258

Consideration	360,387

Satisfied by:
Cash	387
Notes receivable	360,000

Schedule of analysis of the cash flow of cash and cash equivalents in respect of the Disposal

Date of disposal
Cash consideration received	387
Cash and bank balances disposed of	(123,530)

Net outflows of cash and cash equivalents in respect of disposal of Shandong Engineering	(123,143)